Leases - Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Leases
Remainder of 2022	$ 11,948
2022	16,861	$ 13,474
2023	16,461	14,653
2024	14,948	14,167
2025	13,900	13,074
2026		12,164
Thereafter	48,504
Thereafter		39,361
Total undiscounted lease payments	122,622	106,893
Less imputed interest	(39,761)	(36,519)
Total lease liabilities	$ 82,861	$ 70,374